Annual Total Returns[BarChart] - Invesco Global Focus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.94%)	19.55%	42.58%	(4.80%)	(0.65%)	(0.82%)	25.08%	(9.94%)	31.60%	56.23%